OTHER NON-OPERATING (LOSS)/INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of other non-operating income/(losses)
Other non-operating (loss)/income, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Realized and unrealized MTM (losses)/gains on our investment in listed equity securities (note 16) (1)	—	(62,308)	400,966
Dividend income from our investment in listed equity securities	—	9,823	4,768
UK tax lease liability (2)	—	—	7,148
Others (3)	(7,000)	—	—
Other non-operating (loss)/income	(7,000)	(52,485)	412,882
(1) Our investment in listed equity securities relates to our previous equity holding in NFE. During the year ended December 31, 2022, we recognized $350.9 million in unrealized MTM losses on our 5.3 million shares. In 2023 and 2022, we sold 1.2 million and 13.3 million of our previous NFE Shares for an aggregate consideration of $45.6 million and $625.6 million which resulted to $62.3 million realized MTM losses and $50.1 million realized MTM gains, respectively.
On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares as partial consideration for the repurchase of 1,230 Hilli common from NFE. Following these transactions, we no longer hold any listed equity securities.
(2) In April 2022, we settled our liability to the UK tax authority in relation to former leasing arrangements of $66.4 million, inclusive of fees and released the remaining UK tax lease liability of $5.3 million and recognized a foreign exchange movement of $1.8 million.
(3) “Others” relates to payments to Seatrium in relation to Hilli's utilization bonus and termination fee on our historical third FLNG conversion main building contract during the year ended December 31, 2024.
Other financial items, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Financing arrangement fees and other related costs (1)	(5,157)	(1,667)	(9,340)
Amortization of debt guarantees (2)	1,432	2,019	2,657
Foreign exchange gain/(loss) on operations	205	(941)	1,598
Other	(797)	(311)	(295)
Other financials items, net	(4,317)	(900)	(5,380)
(1) For the year ended December 31, 2024, financing arrangement fees and other related costs included $5.0 million financial charges incurred by the FLNG Hilli's lessor VIE. There were no similar transactions for the year ended December 31, 2023. For the year ended December 31, 2022 these costs mainly comprised of (i) $4.9 million write-off of deferred financing fees and expenses in relation to an undrawn corporate bilateral facility, the availability of which expired in June 2022; (ii) $2.3 million loss on partial repurchase of our $300.0 million senior unsecured bonds (“2021 Unsecured Bonds”) in December 2022 (note 21); and (iii) $1.4 million commitment fees paid in relation to the undrawn portion of the Corporate RCF, which was canceled in November 2022 (note 21).
(2) “Amortization of debt guarantees” relates to guarantee fees earned for the provision of:
•charter guarantees for our former equity method investment, Golar Partners. Under the omnibus agreement, Golar agreed to guarantee certain obligations of the charters of the Golar Winter, Golar Eskimo and NR Satu. We shall comply with all covenants and terms, including provision of covenants compliance reports, if required. We shall also indemnify, defend and hold harmless NFE and each of its affiliates from and against all losses, liabilities, damages, costs and expenses of every kind and nature, reasonable attorneys’ fees and expert’s fees arising in connection with our failure to comply with the foregoing. The maximum potential exposure in respect of these guarantees is not known as these matters cannot be reliably measured. The likelihood of triggering the guarantees is remote based on our past performance. The guarantee in relation to Golar Winter ended in September 2024 and that for NR Satu ended in November 2024.
• debt guarantees for certain of CoolCo's outstanding sale and leaseback debts which ended in November 2024.